UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-05340
Name of Registrant: Vanguard New Jersey Tax-Free Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: November 30
Date of reporting period: August 31, 2018
Item 1: Schedule of Investments

Vanguard New Jersey Long-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of August 31, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.9%)
New Jersey (99.6%)
Atlantic City NJ GO	5.000%	11/1/22	3,000	2,900
Atlantic City NJ GO	4.000%	11/1/23 (4)	1,425	1,497
Atlantic City NJ GO	5.000%	3/1/26 (15)	250	284
Atlantic City NJ GO	5.000%	3/1/32 (15)	750	839
Atlantic City NJ GO	5.000%	3/1/37 (15)	1,000	1,103
Atlantic City NJ GO	5.000%	3/1/42 (15)	1,250	1,371
Atlantic County NJ Improvement Authority
Revenue	5.000%	9/1/28 (4)	3,000	3,421
Bergen County NJ Improvement Authority
Pooled Loan Revenue	5.000%	2/15/20	455	477
Bergen County NJ Improvement Authority
Pooled Loan Revenue	5.000%	2/15/39	4,000	4,482
Burlington County NJ Bridge Commission
Revenue	5.000%	12/1/29	275	306
Burlington County NJ Bridge Commission
Revenue	5.000%	10/1/31	1,000	1,172
Burlington County NJ Bridge Commission
Revenue	5.000%	10/1/36	1,000	1,152
Burlington County NJ Bridge Commission
Revenue (Burlington County Solid Waste
Project)	5.000%	10/1/27	4,100	4,594
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/28	1,500	1,633
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/29	3,500	3,796
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/30	3,805	4,111
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/31	4,970	5,354
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/32	2,500	2,683
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/33	1,000	1,071
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/34	1,500	1,603
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.750%	2/15/42	12,625	13,703

Camden County NJ Improvement Authority
Lease Revenue (Rowan University School of
Osteopathic Medicine Project)	5.000%	12/1/32	6,035	6,687
Camden County NJ Improvement Authority
Revenue	5.000%	1/15/22 (Prere.)	3,225	3,543
Camden County NJ Improvement Authority
Revenue	5.000%	1/15/22 (Prere.)	3,600	3,955
Camden County NJ Improvement Authority
Revenue	5.000%	1/15/32	515	596
Camden County NJ Improvement Authority
Revenue	5.000%	1/15/34	500	575
Camden County NJ Improvement Authority
Revenue	4.000%	1/15/36	500	519
Camden County NJ Improvement Authority
Revenue	4.000%	1/15/38	880	908
Camden County NJ Improvement Authority
Revenue	4.000%	1/15/39	1,000	1,029
Delaware River & Bay Authority	5.000%	1/1/28	2,250	2,545
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/42	9,980	10,817
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/29	300	345
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/31	1,525	1,780
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/31	500	570
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/33	2,250	2,610
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	4.000%	7/1/34 (15)	2,660	2,788
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/35	4,495	5,183
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/42	9,000	10,258
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/47	5,500	6,246
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/21	3,160	3,372
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/26	4,335	4,722
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/27	2,660	2,886
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/33	3,000	3,337
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/37	15,020	16,612
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/40	2,500	2,758
1 Essex County NJ Improvement Authority GO	4.000%	9/1/40	1,440	1,496
1 Essex County NJ Improvement Authority GO	4.000%	9/1/41	1,440	1,495
1 Essex County NJ Improvement Authority GO	4.000%	9/1/42	1,440	1,494
1 Essex County NJ Improvement Authority GO	4.000%	9/1/43	1,440	1,493
1 Essex County NJ Improvement Authority GO	4.000%	9/1/44	1,440	1,492
1 Essex County NJ Improvement Authority GO	4.000%	9/1/45	1,440	1,491
1 Essex County NJ Improvement Authority GO	4.000%	9/1/46	1,440	1,490
1 Essex County NJ Improvement Authority GO	4.000%	9/1/47	1,440	1,489
1 Essex County NJ Improvement Authority GO	4.000%	9/1/48	1,440	1,488

Fort Lee NJ Parking Authority Parking Revenue	5.000%	9/15/46	5,000	5,667
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	0.000%	11/1/28 (4)	6,535	4,725
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	5.750%	11/1/28 (4)	18,545	21,854
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	11/1/27 (4)	1,500	1,737
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	11/1/29 (4)	1,500	1,721
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	7/1/30	3,910	4,404
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	11/1/30 (4)	1,200	1,371
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	7/1/31	1,950	2,189
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	7/1/32	1,775	1,990
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	7/1/33	2,275	2,545
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	7/1/34	1,200	1,338
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	4.000%	7/1/42 (4)	2,000	2,031
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	7/1/44	1,500	1,643
Hudson County NJ Improvement Authority
Lease Revenue	5.000%	5/1/41	5,500	6,171
Hudson County NJ Improvement Authority
Lease Revenue	5.000%	8/1/42	1,300	1,444
Hudson County NJ Improvement Authority
Lease Revenue	5.250%	5/1/51	7,000	7,896
Hudson County NJ Improvement Authority
Lease Revenue (Union City School District
Parking Project)	5.000%	6/15/37	1,500	1,633
Hudson County NJ Improvement Authority Solid
Waste Systems Revenue	5.750%	1/1/35	2,000	2,099
Hudson County NJ Improvement Authority Solid
Waste Systems Revenue	6.000%	1/1/40	3,000	3,158
Jersey City NJ GO	5.000%	11/1/31	510	591
Jersey City NJ GO	5.000%	11/1/33	415	480
Jersey City NJ GO	4.000%	11/1/34	2,000	2,129
Jersey City NJ GO	4.000%	11/1/35	1,170	1,242
Jersey City NJ GO	4.000%	11/1/36	1,765	1,868
Jersey City NJ GO	5.000%	11/1/37	1,000	1,144
Mercer County NJ Improvement Authority
Revenue (Courthouse Annex Project)	5.000%	9/1/40	2,480	2,771
Middlesex County NJ COP	4.000%	6/15/28	350	382
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	5.000%	7/15/32	1,000	1,170
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	4.000%	7/15/34	1,800	1,913
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	5.000%	7/15/35	1,275	1,474
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	5.000%	7/15/36	1,200	1,383

Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	4.000%	7/15/37	2,000	2,110
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	4.000%	7/15/38	1,500	1,580
Monroe Township NJ Board of Education GO	5.000%	3/1/38	3,000	3,333
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/25	615	673
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/28	465	508
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/30	570	622
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/31	600	654
New Brunswick NJ Parking Authority Revenue	4.000%	9/1/37 (4)	2,000	2,046
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/39 (15)	2,000	2,236
New Jersey Building Authority Revenue	4.000%	6/15/26 (Prere.)	395	438
New Jersey Building Authority Revenue	4.000%	6/15/30	605	616
New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.000%	11/1/28 (4)	2,000	2,179
New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.000%	11/1/29 (4)	2,500	2,710
New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.000%	11/1/30 (4)	2,950	3,188
New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.000%	11/1/31 (4)	1,500	1,617
New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.000%	11/1/32 (4)	1,250	1,345
New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.250%	11/1/44	13,930	14,887
New Jersey Economic Development Authority
Lease Revenue (Rutgers State University)	5.000%	6/15/38	4,650	5,157
New Jersey Economic Development Authority
Lease Revenue (Rutgers State University)	5.000%	6/15/46	7,150	7,916
New Jersey Economic Development Authority
Revenue	5.000%	6/15/23	2,375	2,597
New Jersey Economic Development Authority
Revenue	4.125%	6/15/26	2,500	2,606
New Jersey Economic Development Authority
Revenue	4.125%	6/15/27	2,750	2,844
New Jersey Economic Development Authority
Revenue	5.500%	6/15/29	5,000	5,732
New Jersey Economic Development Authority
Revenue	5.500%	6/15/30	9,000	10,270
New Jersey Economic Development Authority
Revenue	5.500%	6/15/31	5,475	6,222
New Jersey Economic Development Authority
Revenue	5.000%	6/15/33	3,500	3,841
New Jersey Economic Development Authority
Revenue	5.250%	6/15/33	6,000	6,564
New Jersey Economic Development Authority
Revenue	5.000%	6/15/34	3,000	3,285
New Jersey Economic Development Authority
Revenue	5.000%	6/15/35	1,800	1,965
New Jersey Economic Development Authority
Revenue	5.250%	6/15/40	10,000	10,803
New Jersey Economic Development Authority
Revenue	5.000%	6/15/41	4,250	4,565
New Jersey Economic Development Authority
Revenue	5.000%	6/15/42	5,000	5,386
New Jersey Economic Development Authority
Revenue	5.000%	6/15/42	5,000	5,404

New Jersey Economic Development Authority
Revenue (Bancroft NeuroHealth Project)	5.000%	6/1/41	2,105	2,174
New Jersey Economic Development Authority
Revenue (Biomedical Research Facilities)	5.000%	7/15/27	1,000	1,110
New Jersey Economic Development Authority
Revenue (Biomedical Research Facilities)	5.000%	7/15/28	1,000	1,112
New Jersey Economic Development Authority
Revenue (Biomedical Research Facilities)	5.000%	7/15/30	1,000	1,103
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/23	2,500	2,704
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/25	5,990	6,419
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/26	8,500	9,068
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/28	2,000	2,123
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/29	1,400	1,482
New Jersey Economic Development Authority
Revenue (Lions Gate Project)	5.250%	1/1/44	4,130	4,281
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharge)	5.250%	7/1/25 (14)	5,360	6,049
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharge)	5.250%	7/1/26 (14)	2,025	2,310
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharge)	5.000%	7/1/28 (15)	4,000	4,563
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharge)	5.000%	7/1/33	2,000	2,197
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharge)	4.000%	7/1/34	2,500	2,494
2 New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharge) TOB
VRDO	1.710%	9/7/18	4,250	4,250
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/24 (14)	6,000	6,730
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.750%	6/1/20 (Prere.)	1,160	1,240
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/18	665	665
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/19 (Prere.)	8,000	8,255
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/19	810	836
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	12/15/19 (2)	3,550	3,704
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	3/1/21 (Prere.)	3,005	3,246
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	3/1/21 (Prere.)	1,210	1,307
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.750%	3/1/21 (Prere.)	2,700	2,956
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/22	1,110	1,178
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/23	2,290	2,428

New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.750%	9/1/23	300	322
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/24	375	397
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/24 (2)	1,500	1,709
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/25	2,500	2,705
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/25 (4)	2,380	2,648
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/25	3,460	3,650
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/25 (4)	1,660	1,931
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/26	6,105	6,834
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/26	3,000	3,155
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/27	1,000	1,049
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/28	5,000	5,352
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	6/15/28	6,465	7,452
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/28 (14)	2,165	2,555
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/29 (14)	7,055	8,390
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	12/15/29	3,815	3,903
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/30	6,360	6,737
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/30	6,975	7,533
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	4.750%	6/15/31	2,270	2,407
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/31	4,000	4,300
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/31	7,105	7,310
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/32	4,005	4,219
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/32	3,780	3,887
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/33 (4)	1,500	1,634
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/34	2,685	2,889
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/35	12,095	12,669
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/38	5,000	5,218
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/40	11,485	12,138
2 New Jersey Economic Development Authority
Revenue (School Facilities Construction) TOB
VRDO	1.660%	9/7/18 (12)	1,235	1,235

New Jersey Economic Development Authority
Revenue (Seeing Eye Inc. Project)	5.000%	6/1/32	2,295	2,647
New Jersey Economic Development Authority
Revenue (United Methodist Homes Obligated
Group)	4.000%	7/1/24	2,000	2,077
New Jersey Economic Development Authority
Revenue (United Methodist Homes Obligated
Group)	5.000%	7/1/29	2,000	2,138
New Jersey Economic Development Authority
Revenue (West Campus Housing LLC)	5.000%	7/1/35	6,025	6,275
New Jersey Economic Development Authority
Revenue (West Campus Housing LLC)	5.000%	7/1/38	700	726
New Jersey Economic Development Authority
Revenue (West Campus Housing LLC)	5.000%	7/1/47	7,670	7,906
New Jersey Economic Development Authority
Revenue (Jewish Community Foundation of
MetroWest NJ Inc.) VRDO	1.720%	9/7/18 LOC	1,500	1,500
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair
Properties LLC - Kean University Student
Housing Project)	5.000%	7/1/32	1,100	1,206
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair
Properties LLC - Kean University Student
Housing Project)	5.000%	7/1/37	600	649
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair
Properties LLC - Kean University Student
Housing Project)	5.000%	7/1/47	1,500	1,611
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.375%	6/1/20 (Prere.)	1,440	1,530
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.875%	6/1/20 (Prere.)	8,280	8,870
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.000%	6/1/42 (4)	10,000	11,010
New Jersey Economic Development Authority
Revenue (Provident Group-Rowan Properties
LLC - Rowan University Housing Project)	5.000%	1/1/30	2,515	2,721
New Jersey Economic Development Authority
Revenue (Provident Group-Rowan Properties
LLC - Rowan University Housing Project)	5.000%	1/1/35	2,000	2,130
New Jersey Economic Development Authority
Revenue (Provident Group-Rowan Properties
LLC - Rowan University Housing Project)	5.000%	1/1/48	13,000	13,712
New Jersey Economic Development Authority
School Revenue (Foundation Academy
Charter School Project)	4.000%	7/1/29	350	353
New Jersey Economic Development Authority
School Revenue (Foundation Academy
Charter School Project)	5.000%	7/1/38	350	375

New Jersey Economic Development Authority
School Revenue (Foundation Academy
Charter School Project)	5.000%	7/1/50	1,100	1,169
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/28	1,000	1,141
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/29	750	853
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	4.000%	7/1/32	1,000	1,049
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	4.000%	7/1/33	1,250	1,307
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/38	1,250	1,369
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/43	2,500	2,730
New Jersey Educational Facilities Authority
Revenue (Higher Education Trust Fund)	5.000%	6/1/21	4,335	4,621
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.500%	9/1/19 (Prere.)	12,500	12,971
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/30	2,500	2,859
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/31	13,375	15,227
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/32	4,920	5,588
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/33	75	85
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/33	3,170	3,590
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/34	2,000	2,258
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/35	2,100	2,366
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/36	1,150	1,292
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/39	8,015	8,897
New Jersey Educational Facilities Authority
Revenue (New Jersey City University)	5.000%	7/1/40	4,000	4,392
New Jersey Educational Facilities Authority
Revenue (New Jersey City University)	5.000%	7/1/45	1,000	1,095
New Jersey Educational Facilities Authority
Revenue (New Jersey Institute of Technology)	5.000%	7/1/31	1,000	1,052
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/31	5,800	6,916
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/32	3,000	3,567
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/35	8,335	9,802
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/36	4,975	5,834
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/39	3,000	3,233
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/29	1,430	1,561
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/30	1,500	1,638

New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/31	1,575	1,718
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/33 (4)	2,500	2,845
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/34 (4)	2,500	2,837
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/37	2,065	2,236
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/40	2,150	2,363
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/42	2,390	2,583
New Jersey Educational Facilities Authority
Revenue (Rowan University)	5.000%	7/1/30 (4)	565	645
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/31	1,165	1,303
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/33	1,000	1,105
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/33	430	478
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/34	850	943
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/37	1,445	1,595
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/38	1,225	1,348
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/42	2,900	3,237
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/43	1,500	1,642
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	4.000%	7/1/47	6,000	6,084
New Jersey Educational Facilities Authority
Revenue (Stevens Institute of Technology)	5.000%	7/1/29	1,320	1,525
New Jersey Educational Facilities Authority
Revenue (Stevens Institute of Technology)	5.000%	7/1/32	2,530	2,890
New Jersey Educational Facilities Authority
Revenue (Stevens Institute of Technology)	5.000%	7/1/33	2,340	2,663
New Jersey Educational Facilities Authority
Revenue (Stevens Institute of Technology)	5.000%	7/1/34	1,340	1,521
New Jersey Educational Facilities Authority
Revenue (Stevens Institute of Technology)	5.000%	7/1/35	1,485	1,679
New Jersey Educational Facilities Authority
Revenue (Stevens Institute of Technology)	5.000%	7/1/42	2,000	2,237
New Jersey Educational Facilities Authority
Revenue (Stevens Institute of Technology)	5.000%	7/1/47	1,750	1,948
New Jersey Educational Facilities Authority
Revenue (Stockton University)	5.000%	7/1/28	3,000	3,362
New Jersey Educational Facilities Authority
Revenue (Stockton University)	5.000%	7/1/30	4,000	4,445
New Jersey Educational Facilities Authority
Revenue (Stockton University)	5.000%	7/1/31	4,150	4,591
New Jersey Educational Facilities Authority
Revenue (Stockton University)	5.000%	7/1/32	2,890	3,186
New Jersey Educational Facilities Authority
Revenue (Stockton University)	5.000%	7/1/33	1,475	1,619

New Jersey Educational Facilities Authority
Revenue (Stockton University)	5.000%	7/1/34 (4)	1,475	1,649
New Jersey Educational Facilities Authority
Revenue (Stockton University)	5.000%	7/1/35 (4)	2,100	2,341
New Jersey Educational Facilities Authority
Revenue (Stockton University)	4.000%	7/1/36 (4)	1,800	1,840
New Jersey Educational Facilities Authority
Revenue (Stockton University)	5.000%	7/1/41	3,000	3,235
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	7.125%	6/1/19 (Prere.)	65	68
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	7.500%	6/1/19 (Prere.)	7,250	7,563
New Jersey Educational Facilities Authority
Revenue (William Paterson University)	5.000%	7/1/31 (15)	2,145	2,439
New Jersey Educational Facilities Authority
Revenue (William Paterson University)	5.000%	7/1/37 (4)	1,450	1,633
New Jersey Educational Facilities Authority
Revenue (William Paterson University)	5.000%	7/1/42 (4)	1,750	1,959
New Jersey GO	5.000%	6/1/29	4,955	5,582
New Jersey GO	5.000%	6/1/31	4,590	5,131
New Jersey GO	5.000%	6/1/31	4,000	4,451
New Jersey GO	5.000%	6/1/32	2,760	3,073
New Jersey Health Care Facilities Financing
Authority Lease Revenue (Greystone Park
Psychiatric Hospital Project)	5.000%	9/15/27	11,095	11,936
New Jersey Health Care Facilities Financing
Authority Lease Revenue (Marlboro
Psychiatric Hospital Project)	5.000%	9/15/33	5,085	5,400
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	6.000%	7/1/21 (Prere.)	1,500	1,671
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/27	95	95
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/30	500	578
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/31	300	345
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	4.000%	7/1/41	16,050	16,403
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/44	22,730	24,735
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack Meridian
Health)	5.000%	1/1/20 (Prere.)	2,025	2,111
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack Meridian
Health)	5.000%	7/1/27	3,645	4,009
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack Meridian
Health)	5.000%	7/1/27	1,310	1,467
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack Meridian
Health)	5.000%	7/1/32	2,000	2,214
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack Meridian
Health)	4.000%	7/1/34	1,280	1,346

New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack Meridian
Health)	4.000%	7/1/36	5,000	5,219
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	7/1/27	1,335	1,579
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	7/1/28	6,095	7,184
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	7/1/29	4,885	5,732
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	7/1/31	2,345	2,728
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	7/1/35	4,000	4,596
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	7/1/37	6,755	7,705
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	7/1/38	2,500	2,845
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	7/1/39	5,000	5,683
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	7/1/52	3,000	3,329
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	7/1/57	3,000	3,317
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.250%	7/1/57	4,000	4,537
New Jersey Health Care Facilities Financing
Authority Revenue (Holy Name Medical
Center)	5.000%	7/1/25	3,365	3,511
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.750%	10/1/19 (Prere.)	2,505	2,610
New Jersey Health Care Facilities Financing
Authority Revenue (Hunterdon Medical Center
Obligated Group)	5.000%	7/1/31	700	769
New Jersey Health Care Facilities Financing
Authority Revenue (Hunterdon Medical Center
Obligated Group)	5.000%	7/1/32	800	877
New Jersey Health Care Facilities Financing
Authority Revenue (Hunterdon Medical Center
Obligated Group)	5.000%	7/1/33	1,615	1,766
New Jersey Health Care Facilities Financing
Authority Revenue (Hunterdon Medical Center
Obligated Group)	5.000%	7/1/34	1,415	1,545
New Jersey Health Care Facilities Financing
Authority Revenue (Hunterdon Medical Center
Obligated Group)	5.000%	7/1/45	4,050	4,358

New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health Obligated
Group)	5.000%	7/1/35	2,500	2,825
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health Obligated
Group)	5.000%	7/1/36	2,365	2,665
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health Obligated
Group)	5.000%	7/1/37	2,000	2,249
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health Obligated
Group)	5.000%	7/1/42	3,000	3,353
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health Obligated
Group)	4.000%	7/1/47	14,685	14,771
2 New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health Obligated
Group) TOB VRDO	1.710%	9/7/18	8,975	8,975
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health System
Obligated Group)	5.000%	7/1/28	5,100	5,814
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health System
Obligated Group)	5.000%	7/1/30	5,000	5,648
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health System
Obligated Group)	5.000%	7/1/33	2,220	2,485
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health System
Obligated Group)	5.000%	7/1/34	2,725	3,044
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health System
Obligated Group)	4.000%	7/1/41	3,700	3,737
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health System
Obligated Group)	5.000%	7/1/46	2,000	2,196
New Jersey Health Care Facilities Financing
Authority Revenue (Kennedy Health Systems)	5.000%	7/1/22 (Prere.)	1,750	1,939
New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare
System)	5.000%	7/1/27	1,000	1,173
New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare
System)	5.000%	7/1/31	2,000	2,310
New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare
System)	5.000%	7/1/32	2,630	3,030
New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare
System)	5.000%	7/1/33	3,340	3,835
New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare
System)	5.000%	7/1/34	2,190	2,508
New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare
System)	5.000%	7/1/39	5,000	5,681

New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.000%	7/1/32	1,000	1,117
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.000%	7/1/33	2,150	2,398
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.000%	7/1/34	1,200	1,336
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.250%	7/1/35	7,070	7,856
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.000%	7/1/39	3,500	3,861
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.000%	7/1/43	4,000	4,377
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.500%	7/1/43	8,010	8,960
New Jersey Health Care Facilities Financing
Authority Revenue (RWJ Barnabas Health
Obligated Group)	5.000%	7/1/31	7,500	8,572
New Jersey Health Care Facilities Financing
Authority Revenue (RWJ Barnabas Health
Obligated Group)	5.000%	7/1/33	5,080	5,772
New Jersey Health Care Facilities Financing
Authority Revenue (RWJ Barnabas Health
Obligated Group)	5.000%	7/1/43	22,400	24,989
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	0.000%	7/1/21 (ETM)	1,260	1,189
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	5.000%	7/1/21 (Prere.)	2,000	2,171
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	5.625%	7/1/21 (Prere.)	5,260	5,799
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	5.625%	7/1/21 (Prere.)	2,330	2,569
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	5.000%	7/1/28	1,500	1,656
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	5.000%	7/1/29	1,335	1,468
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	5.000%	7/1/30	1,100	1,205
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	5.000%	7/1/31	1,200	1,309
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	5.000%	7/1/35	3,185	3,437

New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	5.000%	7/1/36	1,000	1,073
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	5.000%	7/1/41	9,510	10,136
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	4.000%	7/1/48	10,060	9,719
New Jersey Health Care Facilities Financing
Authority Revenue (St. Luke's Warren
Hospital Obligated	4.500%	8/15/43	5,800	5,966
New Jersey Health Care Facilities Financing
Authority Revenue (St. Peter's University
Hospital Obligated Group)	6.250%	7/1/35	2,115	2,254
New Jersey Health Care Facilities Financing
Authority Revenue (Trinitas Hospital Obligated
Group)	5.000%	7/1/27	1,165	1,313
New Jersey Health Care Facilities Financing
Authority Revenue (Trinitas Hospital Obligated
Group)	5.000%	7/1/28	1,000	1,121
New Jersey Health Care Facilities Financing
Authority Revenue (Trinitas Hospital Obligated
Group)	5.000%	7/1/29	2,875	3,207
New Jersey Health Care Facilities Financing
Authority Revenue (Trinitas Hospital Obligated
Group)	5.000%	7/1/30	800	888
New Jersey Health Care Facilities Financing
Authority Revenue (Trinitas Hospital Obligated
Group)	5.000%	7/1/30	2,745	3,046
New Jersey Health Care Facilities Financing
Authority Revenue (University Hospital)	5.000%	7/1/27 (4)	2,000	2,270
New Jersey Health Care Facilities Financing
Authority Revenue (University Hospital)	5.000%	7/1/29 (4)	1,950	2,195
New Jersey Health Care Facilities Financing
Authority Revenue (University Hospital)	5.000%	7/1/30 (4)	1,650	1,851
New Jersey Health Care Facilities Financing
Authority Revenue (University Hospital)	4.125%	7/1/38 (4)	4,170	4,286
New Jersey Health Care Facilities Financing
Authority Revenue (University Hospital)	5.000%	7/1/46 (4)	7,950	8,703
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.000%	7/1/27	4,000	4,489
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.000%	7/1/28	3,000	3,354
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.000%	7/1/29	2,410	2,684
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.750%	7/1/33	3,010	3,110
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.500%	7/1/38 (12)	3,210	3,308
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	1.300%	9/1/18 LOC	100	100
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	1.350%	9/1/18 LOC	1,300	1,300
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	1.480%	9/7/18 LOC	800	800

New Jersey Higher Education Assistance
Authority Student Loan Revenue	4.750%	12/1/21	2,510	2,581
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/25	805	829
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/26	725	747
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.625%	6/1/30	7,175	7,364
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue	3.750%	11/1/45	1,000	987
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue	3.900%	11/1/50	3,000	3,009
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue	4.250%	10/1/32	1,275	1,299
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue	3.750%	10/1/35	10,000	10,015
New Jersey Institute of Technology Revenue	5.000%	7/1/22 (Prere.)	460	511
New Jersey Institute of Technology Revenue	5.000%	7/1/32	1,075	1,168
New Jersey Institute of Technology Revenue	5.000%	7/1/40	6,910	7,707
New Jersey Institute of Technology Revenue	5.000%	7/1/42	4,810	5,191
New Jersey Institute of Technology Revenue	5.000%	7/1/45	9,090	10,109
1 New Jersey Economic Development Authority
School Revenue (University Heights Charter
School Project)	5.625%	9/1/38	400	418
1 New Jersey Economic Development Authority
School Revenue (University Heights Charter
School Project)	5.750%	9/1/50	1,375	1,440
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/27	13,655	15,355
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/28	6,340	7,101
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/29	5,720	6,378
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/30	8,020	8,907
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/30	10,500	11,662
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/31	10,500	11,616
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/25	4,500	4,809
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/27	4,820	5,186
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.250%	6/15/31	1,500	1,611
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/32	10,000	10,501
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/33	4,500	4,717
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	0.000%	12/15/36	700	304
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	4.750%	6/15/38	2,850	2,974
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/38	10,550	11,167
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/38	6,575	6,848

New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.500%	6/15/39	5,400	5,822
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.250%	6/15/41	7,700	8,313
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/44	3,585	3,757
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/45	1,000	1,061
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/46	5,385	5,708
3 New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	12/15/18 (Prere.)	1,740	1,762
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/20	5,000	5,230
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/22	250	275
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/23	3,900	3,252
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/25	1,315	1,001
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/26 (2)	2,000	1,463
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/26	5,850	4,253
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/27	5,000	5,256
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.125%	6/15/28	5,245	5,523
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/28 (2)	755	502
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/28	3,955	2,617
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/28	14,380	9,514
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/29	2,785	2,975
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/29 (4)	16,970	11,051
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/30	3,065	3,227
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/31	5,395	5,672
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/31	6,000	6,347
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/31	12,195	6,887
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/31 (14)	14,190	8,140
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/32	8,275	8,911
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/32	150	80
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/32	995	534
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/32 (4)	24,280	13,735

New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/33	3,000	1,529
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/33	5,000	2,549
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/34	8,515	4,120
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/34	60	29
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	6/15/35	385	418
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/35	170	78
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/36	3,000	3,124
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/36	6,710	2,912
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/37	1,265	520
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/37	5,785	2,380
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/38	15,645	6,099
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/38	6,225	2,427
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/38 (12)	6,900	6,970
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	12/15/38	3,360	3,394
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/39	315	116
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/41	8,000	8,372
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/42	15,535	16,009
New Jersey Turnpike Authority Revenue	5.000%	1/1/19 (Prere.)	1,225	1,239
New Jersey Turnpike Authority Revenue	5.000%	1/1/19 (Prere.)	2,275	2,300
New Jersey Turnpike Authority Revenue	5.250%	1/1/19 (Prere.)	10,000	10,119
New Jersey Turnpike Authority Revenue	5.000%	7/1/22 (Prere.)	5,395	5,998
New Jersey Turnpike Authority Revenue	5.000%	7/1/22 (Prere.)	10,355	11,513
New Jersey Turnpike Authority Revenue	5.000%	1/1/30	2,800	3,287
New Jersey Turnpike Authority Revenue	5.000%	1/1/31	3,000	3,506
New Jersey Turnpike Authority Revenue	5.000%	1/1/31	2,000	2,337
New Jersey Turnpike Authority Revenue	5.000%	1/1/31	3,000	3,458
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	3,100	3,604
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	3,240	3,632
New Jersey Turnpike Authority Revenue	5.000%	1/1/33	15	17
New Jersey Turnpike Authority Revenue	5.000%	1/1/33	1,250	1,446
New Jersey Turnpike Authority Revenue	5.000%	1/1/33	3,000	3,378
New Jersey Turnpike Authority Revenue	4.000%	1/1/34	5,000	5,275
New Jersey Turnpike Authority Revenue	5.000%	1/1/34	3,370	3,766
New Jersey Turnpike Authority Revenue	5.000%	1/1/34	7,100	8,191
New Jersey Turnpike Authority Revenue	5.000%	1/1/34	10	11
New Jersey Turnpike Authority Revenue	5.000%	1/1/34	5,000	5,704
New Jersey Turnpike Authority Revenue	4.000%	1/1/35	2,000	2,103
New Jersey Turnpike Authority Revenue	5.000%	1/1/35	4,000	4,550
New Jersey Turnpike Authority Revenue	4.000%	1/1/36	650	681
New Jersey Turnpike Authority Revenue	5.000%	1/1/36	3,845	4,409

New Jersey Turnpike Authority Revenue	4.000%	1/1/37	2,500	2,613
New Jersey Turnpike Authority Revenue	5.000%	1/1/37	9,660	11,052
New Jersey Turnpike Authority Revenue	5.000%	1/1/40	6,045	6,874
New Jersey Turnpike Authority Revenue	4.000%	1/1/43	15,000	15,567
New Jersey Turnpike Authority Revenue	5.000%	1/1/43	3,200	3,469
New Jersey Turnpike Authority Revenue	4.000%	1/1/45	3,000	3,088
New Jersey Turnpike Authority Revenue	5.000%	1/1/45	14,360	15,872
2 New Jersey Turnpike Authority Revenue TOB
VRDO	1.710%	9/7/18	6,665	6,665
Newark NJ Housing Authority Port Authority-Port
Newark Marine Terminal Revenue (City of
Newark Redevelopment Projects)	5.000%	1/1/32 (14)	2,500	2,862
Newark NJ Housing Authority Port Authority-Port
Newark Marine Terminal Revenue (City of
Newark Redevelopment Projects)	4.000%	1/1/37	8,500	8,859
Passaic County NJ Improvement Authority
Government Loan Revenue (City of Paterson
Project)	5.000%	6/15/34	1,000	1,150
Passaic County NJ Improvement Authority
Government Loan Revenue (City of Paterson
Project)	5.000%	6/15/35	1,200	1,376
Passaic County NJ Improvement Authority
Lease Revenue	5.000%	5/1/33	720	808
Passaic County NJ Improvement Authority
Revenue (200 Hospital Plaza Corp. Project)	5.000%	5/1/42	2,500	2,776
Passaic Valley NJ Water Commission Revenue	5.000%	12/15/32 (4)	1,385	1,561
Pennsauken Township NJ School District GO	4.000%	7/15/38	2,525	2,594
Port Authority of New York & New Jersey Ref-
Consol - 2 Hundred Eleventh	4.000%	9/1/43	10,000	10,401
Port Authority of New York & New Jersey Ref-
Consol - 2 Hundred Eleventh	5.000%	9/1/48	9,250	10,647
Port Authority of New York & New Jersey
Revenue	5.375%	3/1/28	1,280	1,491
Port Authority of New York & New Jersey
Revenue	5.000%	12/1/34	7,000	7,883
Port Authority of New York & New Jersey
Revenue	5.000%	11/15/35	2,000	2,317
Port Authority of New York & New Jersey
Revenue	5.000%	11/15/36	5,000	5,776
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/38	3,580	4,164
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/39	4,090	4,590
Port Authority of New York & New Jersey
Revenue	4.000%	10/15/45	2,500	2,580
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/47	4,000	4,535
Port Authority of New York & New Jersey
Revenue	5.250%	10/15/55	5,250	5,972
Port Authority of New York & New Jersey
Revenue	5.250%	11/15/56	10,000	11,498
Port Authority of New York & New Jersey
Revenue	5.000%	4/15/57	4,000	4,496
Port Authority of New York & New Jersey
Revenue	5.000%	5/15/57	3,000	3,394
Port Authority of New York & New Jersey
Revenue	5.250%	11/15/57	12,405	14,331

Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	5.500%	12/1/31	5,000	5,373
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/36	3,010	3,279
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/42	5,000	5,442
Rutgers State University New Jersey Revenue	5.000%	5/1/28	3,510	4,205
Rutgers State University New Jersey Revenue	5.000%	5/1/30	5,000	5,574
Rutgers State University New Jersey Revenue	5.000%	5/1/33	7,000	7,774
Rutgers State University New Jersey Revenue	5.000%	5/1/36	3,010	3,332
Rutgers State University New Jersey Revenue	5.000%	5/1/38	14,290	15,811
Rutgers State University New Jersey Revenue	5.000%	5/1/43	13,650	15,084
Rutgers State University New Jersey Revenue
VRDO	1.470%	9/1/18	48,265	48,265
South Jersey NJ Port Corp. Revenue	5.000%	1/1/39	2,440	2,651
South Jersey NJ Port Corp. Revenue	5.000%	1/1/49	2,500	2,738
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/20	2,145	2,268
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/21	3,000	3,229
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/22	2,780	3,039
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/25	4,000	4,336
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/26	5,000	5,402
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/27	2,960	3,193
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/28	4,250	4,573
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/29	2,050	2,201
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/30	450	495
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/39	5,000	5,412
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/21	1,000	1,073
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/22	1,000	1,095
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/25	1,200	1,368
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/26	1,040	1,193
Tobacco Settlement Financing Corp. New
Jersey Revenue	3.200%	6/1/27	4,000	4,024
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/28	1,885	2,169
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/29	1,500	1,718
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/30	1,500	1,709
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/31	1,500	1,701

Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/32	1,500	1,696
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/33	1,500	1,690
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/34	2,000	2,244
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/35	2,500	2,796
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/36	2,000	2,230
Tobacco Settlement Financing Corp. New
Jersey Revenue	4.000%	6/1/37	3,000	3,043
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/37	2,000	2,225
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/46	4,000	4,360
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/46	13,000	14,007
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.250%	6/1/46	4,000	4,465
Trenton NJ GO	5.000%	7/15/37 (4)	1,055	1,183
Trenton NJ GO	5.000%	7/15/40 (4)	500	556
Union County NJ Improvement Authority Lease
Revenue (Family Court Building Project)	5.000%	5/1/42	5,000	5,425
Union County NJ Utilities Authority Revenue	5.000%	6/15/41	4,000	4,300
				2,111,193
Guam (0.3%)
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.500%	7/1/43	3,000	3,251
Guam Power Authority Revenue	5.000%	10/1/27	1,135	1,236
Guam Power Authority Revenue	5.000%	10/1/29	1,355	1,463
				5,950
Puerto Rico (0.0%)
Puerto Rico Public Finance Corp. Revenue	6.000%	8/1/26 (ETM)	720	892
Total Tax-Exempt Municipal Bonds (Cost $2,066,109)				2,118,035
Total Investments (99.9%) (Cost $2,066,109)				2,118,035
Other Assets and Liabilities-Net (0.1%)				1,859
Net Assets (100%)				2,119,894

1 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
August 31, 2018.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2018, the aggregate value of these securities was $21,125,000, representing 1.0% of net assets.
3 Securities with a value of $759,000 have been segregated as initial margin for open futures contracts.

New Jersey Long-Term Tax-Exempt Fund

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
(19) TPSF (Texas Permanent School Fund).

New Jersey Long-Term Tax-Exempt Fund

The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)		Appreciation
	Expiration	Contracts	Notional Amount	(Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	December 2018	263	55,588	11
Ultra 10-Year U.S. Treasury Note	December 2018	65	8,323	(5)
Ultra-Long U.S. Treasury Bond	December 2018	9	1,434	(7)
				(1)
Short Futures Contracts
5-Year U.S. Treasury Note	December 2018	(64)	(7,258)	(4)
10-Year U.S. Treasury Note	December 2018	(218)	(26,218)	(21)
30-Year U.S. Treasury Bond	December 2018	(24)	(3,461)	(12)
				(37)
				(38)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

New Jersey Long-Term Tax-Exempt Fund

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of August 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	2,118,035	—
Futures Contracts—Assets[1]	27	—	—
Futures Contracts—Liabilities[1]	(14)	—	—
Total	13	2,118,035	—
1 Represents variation margin on the last day of the reporting period.

Vanguard New Jersey Municipal Money Market Fund

Schedule of Investments (unaudited)
As of August 31, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.0%)
New Jersey (100.0%)
Bergenfield NJ BAN	2.500%	2/28/19	9,300	9,340
Bloomfield Township NJ BAN	3.000%	4/9/19	6,865	6,913
Burlington County NJ Bridge Commission
Revenue	2.500%	12/12/18	7,500	7,516
Burlington County NJ Bridge Commission
Revenue (Lutheran Home at Moorestown
Project) VRDO	1.560%	9/7/18 LOC	2,160	2,160
Burlington County NJ GO	3.000%	5/9/19	13,165	13,263
Chatham Township NJ BAN	2.750%	5/1/19	11,014	11,087
Cherry Hill Township NJ BAN	3.000%	10/16/18	10,000	10,024
Cherry Hill Township NJ BAN	3.000%	6/5/19	5,526	5,571
Clifton NJ BAN	2.250%	10/4/18	5,000	5,005
Cranford Township NJ BAN	3.000%	5/17/19	9,500	9,572
Delaware River & Bay Authority New Jersey
Revenue VRDO	1.550%	9/7/18 LOC	5,900	5,900
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	1.530%	9/7/18 LOC	30,415	30,415
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	1.530%	9/7/18 LOC	15,255	15,255
Denville Township NJ BAN	2.250%	10/10/18	3,291	3,295
Essex County NJ BAN	2.500%	9/12/18	3,610	3,611
Essex County NJ Improvement Authority
Revenue (Fern Senior Housing Project)
VRDO	1.560%	9/7/18 LOC	7,300	7,300
Essex County NJ Improvement Authority
Revenue (Jewish Community Center of
MetroWest Inc. Project) VRDO	1.670%	9/7/18 LOC	9,065	9,065
Essex County NJ Improvement Authority
Revenue (Pooled Government Loan) VRDO	1.570%	9/7/18 LOC	17,115	17,115
1 Fair Lawn NJ BAN	3.000%	9/13/19	9,990	10,095
Fort Lee NJ BAN	2.500%	11/9/18	1,010	1,013
Freehold NJ BAN	2.500%	11/7/18	5,056	5,064
Gloucester County NJ Pollution Control
Financing Authority Revenue (ExxonMobil
Project) VRDO	1.170%	9/1/18	33,025	33,025
Hamilton Township NJ Mercer County Ban	3.000%	5/21/19	20,352	20,517
Howell Township NJ TAN	2.750%	2/21/19	9,000	9,041
Hudson County NJ BAN	3.000%	12/12/18	5,084	5,105
Hudson County NJ Improvement Authority
Essential Purpose Pooled Governmental Loan
Revenue VRDO	1.440%	9/7/18 LOC	17,760	17,760
2 Hudson County NJ Improvement Authority
Lease Revenue (Hudson County Vocational-
Technical Schools Project) TOB VRDO	1.600%	9/7/18	4,875	4,875
Hudson County NJ Improvement Authority
Pooled BAN	3.000%	6/4/19	1,600	1,614

Hudson County NJ Improvement Authority
Pooled Revenue	2.250%	10/18/18	5,747	5,755
Hudson County NJ Improvement Authority
Pooled Revenue	3.250%	10/31/18	1,000	1,003
Hudson County NJ Improvement Authority
Pooled Revenue	2.500%	3/21/19	7,000	7,037
Jersey City NJ GO	4.000%	9/1/18 (4)	2,190	2,190
Jersey City NJ GO	2.500%	1/18/19	5,400	5,423
Lawrence Township NJ BAN	3.000%	6/21/19	3,345	3,376
Lawrence Township NJ BAN	3.000%	7/19/19	8,550	8,639
Monroe Township NJ BAN	3.000%	6/11/19	10,000	10,094
Montclair NJ GO	2.500%	11/2/18	10,000	10,016
Morris Plains NJ BAN	2.750%	6/28/19	10,331	10,410
New Jersey Economic Development Authority
Revenue (Applewood Estates Project) VRDO	1.450%	9/7/18 LOC	16,400	16,400
New Jersey Economic Development Authority
Revenue (Columbia University Project) CP	1.500%	10/3/18	5,110	5,110
New Jersey Economic Development Authority
Revenue (Cooper Health System Project)
VRDO	1.530%	9/7/18 LOC	22,000	22,000
New Jersey Economic Development Authority
Revenue Pollution Control Revenue (Exxon
Project) VRDO	1.170%	9/1/18	13,000	13,000
2 New Jersey Economic Development Authority
Revenue TOB VRDO	1.590%	9/7/18 LOC	54,700	54,700
New Jersey Economic Development Authority
Revenue(Trustees of the Lawrenceville
School Project) VRDO	1.220%	9/1/18	23,900	23,900
New Jersey Economic Development Authority
Revenue(Trustees of the Lawrenceville
School Project) VRDO	1.380%	9/1/18	25,000	25,000
New Jersey Educational Facilities Authority
Revenue (Institute for Advanced Studies)
VRDO	1.500%	9/7/18	13,350	13,350
New Jersey Educational Facilities Authority
Revenue (Institute for Advanced Studies)
VRDO	1.500%	9/7/18	14,200	14,200
2 New Jersey Educational Facilities Authority
Revenue (Princeton University) TOB VRDO	1.560%	9/7/18	3,330	3,330
2 New Jersey Educational Facilities Authority
Revenue (Princeton University) TOB VRDO	1.570%	9/7/18	8,435	8,435
2 New Jersey Educational Facilities Authority
Revenue (Princeton University) TOB VRDO	1.590%	9/7/18	4,330	4,330
New Jersey Environmental Infrastructure Trust
Revenue	4.000%	9/1/18 (Prere.)	1,060	1,060
New Jersey Environmental Infrastructure Trust
Revenue	4.000%	9/1/18 (Prere.)	1,700	1,700
New Jersey Environmental Infrastructure Trust
Revenue	5.000%	9/1/18	2,225	2,225
2 New Jersey Environmental Infrastructure Trust
Revenue TOB VRDO	1.580%	9/7/18	4,530	4,530
New Jersey Health Care Facilities Finance
Authority (Community Hospital Group Inc.)
VRDO	1.620%	9/7/18 LOC	1,000	1,000
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)
VRDO	1.560%	9/7/18 LOC	31,710	31,710

New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)
VRDO	1.560%	9/7/18 LOC	31,800	31,800
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health) VRDO	1.500%	9/7/18 LOC	12,920	12,920
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack Meridian
Health) VRDO	1.560%	9/7/18 LOC	14,640	14,640
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.250%	10/1/18 (Prere.)	6,000	6,017
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	1.530%	9/7/18 LOC	16,200	16,200
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	1.530%	9/7/18 LOC	19,515	19,515
New Jersey Health Care Facilities Financing
Authority Revenue (MHAC I LLC) VRDO	1.570%	9/7/18 LOC	11,585	11,585
New Jersey Health Care Facilities Financing
Authority Revenue (MHAC I LLC) VRDO	1.570%	9/7/18 LOC	8,540	8,540
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University) VRDO	1.470%	9/7/18 LOC	6,750	6,750
New Jersey Health Care Facilities Financing
Authority Revenue (RWJ Health Care Corp.)
VRDO	1.530%	9/7/18 LOC	12,850	12,850
New Jersey Health Care Facilities Financing
Authority Revenue (Southern Ocean County
Hospital) VRDO	1.570%	9/7/18 LOC	13,625	13,625
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	1.300%	9/4/18 LOC	10,675	10,675
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	1.350%	9/4/18 LOC	5,500	5,500
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	1.480%	9/7/18 LOC	3,600	3,600
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	1.510%	9/7/18 LOC	48,725	48,725
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/18	5,000	5,038
2 New Jersey Higher Education Assistance
Authority Student Loan Revenue TOB VRDO	1.590%	9/7/18	2,610	2,610
2 New Jersey Higher Education Assistance
Authority Student Loan Revenue TOB VRDO	1.650%	9/7/18	21,450	21,450
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue VRDO	1.500%	9/7/18 LOC	33,285	33,285
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue VRDO	1.500%	9/7/18 LOC	6,515	6,515
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue VRDO	1.530%	9/7/18 LOC	7,330	7,330
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue VRDO	1.550%	9/7/18 LOC	10,500	10,500
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue VRDO	1.590%	9/7/18 LOC	64,300	64,300
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	1.590%	9/7/18	7,040	7,040

New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	1.590%	9/7/18	23,245	23,245
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	1.640%	9/7/18	785	785
New Milford NJ GO	3.000%	4/12/19	9,883	9,952
Ocean City NJ BAN	2.500%	11/28/18	8,000	8,011
Ocean City NJ BAN	2.750%	6/13/19	20,725	20,882
Pequannock Township NJ BAN	3.000%	7/19/19	9,674	9,773
Piscataway Township NJ GO	3.000%	12/14/18	5,000	5,019
Port Authority of New York & New Jersey
Revenue	5.000%	9/15/18	2,500	2,503
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/18	1,975	1,982
Port Authority of New York & New Jersey
Revenue CP	1.390%	9/7/18	5,055	5,055
Port Authority of New York & New Jersey
Revenue CP	1.500%	9/10/18	8,520	8,520
Port Authority of New York & New Jersey
Revenue CP	1.330%	9/18/18	10,000	10,000
Port Authority of New York & New Jersey
Revenue CP	1.600%	9/18/18	14,995	14,995
Port Authority of New York & New Jersey
Revenue CP	1.500%	10/3/18	8,945	8,945
Port Authority of New York & New Jersey
Revenue CP	1.290%	10/5/18	6,395	6,395
Port Authority of New York & New Jersey
Revenue CP	1.520%	10/10/18	5,000	5,000
Port Authority of New York & New Jersey
Revenue CP	1.430%	10/11/18	5,285	5,285
Port Authority of New York & New Jersey
Revenue CP	1.260%	10/16/18	7,785	7,785
Port Authority of New York & New Jersey
Revenue CP	1.740%	10/17/18	2,000	2,000
Port Authority of New York & New Jersey
Revenue CP	1.550%	10/26/18	5,000	5,000
Port Authority of New York & New Jersey
Revenue CP	1.720%	11/8/18	17,620	17,620
Port Authority of New York & New Jersey
Revenue CP	1.770%	11/16/18	10,000	10,000
2 Port Authority of New York & New Jersey
Revenue TOB VRDO	1.580%	9/7/18	5,300	5,300
2 Port Authority of New York & New Jersey
Revenue TOB VRDO	1.580%	9/7/18	3,750	3,750
2 Port Authority of New York & New Jersey
Revenue TOB VRDO	1.580%	9/7/18	1,220	1,220
2 Port Authority of New York & New Jersey
Revenue TOB VRDO	1.590%	9/7/18	1,170	1,170
2 Port Authority of New York & New Jersey
Revenue TOB VRDO	1.590%	9/7/18	3,500	3,500
2 Port Authority of New York & New Jersey
Revenue TOB VRDO	1.590%	9/7/18	870	870
2 Port Authority of New York & New Jersey
Revenue TOB VRDO	1.610%	9/7/18	1,100	1,100
2 Port Authority of New York & New Jersey
Revenue TOB VRDO	1.620%	9/7/18	1,000	1,000

2 Port Authority of New York & New Jersey
Revenue TOB VRDO	1.620%	9/7/18	4,000	4,000
2 Port Authority of New York & New Jersey
Revenue TOB VRDO	1.640%	9/7/18	2,385	2,385
Reading PA School District BAN	2.000%	1/29/19	1,850	1,851
Rutgers State University New Jersey CP	1.750%	10/16/18	13,049	13,049
2 Rutgers State University New Jersey Revenue
TOB VRDO	1.570%	9/7/18	4,035	4,035
2 Rutgers State University New Jersey Revenue
TOB VRDO	1.570%	9/7/18	2,315	2,315
2 Rutgers State University New Jersey Revenue
TOB VRDO	1.570%	9/7/18	5,740	5,740
2 Rutgers State University New Jersey Revenue
TOB VRDO	1.590%	9/7/18	6,700	6,700
2 Rutgers State University New Jersey Revenue
TOB VRDO	1.590%	9/7/18 (Prere.)	6,335	6,335
2 Rutgers State University New Jersey Revenue
TOB VRDO	1.590%	9/7/18	14,800	14,800
2 Rutgers State University New Jersey Revenue
TOB VRDO	1.590%	9/7/18	11,780	11,780
Rutgers State University New Jersey Revenue
VRDO	1.470%	9/1/18	5,400	5,400
Secaucus NJ BAN	2.250%	10/19/18	6,500	6,509
Secaucus NJ BAN	2.750%	8/9/19	4,969	5,008
Somerset County NJ BAN	2.250%	9/18/18	10,000	10,006
Somerset County NJ Improvement Authority
Capital Equipment Lease Revenue	3.000%	6/6/19	5,000	5,042
Union County NJ Improvement Authority Lease
Revenue	4.000%	2/1/19	1,000	1,011
Union County NJ Pollution Control Financing
Authority Revenue (Exxon Project) VRDO	1.170%	9/1/18	23,700	23,700
Union County NJ Pollution Control Financing
Authority Revenue (Exxon Project) VRDO	1.170%	9/1/18	22,120	22,120
2 Union County NJ Utilities Authority Revenue
TOB VRDO	1.560%	9/7/18	3,500	3,500
2 Union County NJ Utilities Authority Revenue
TOB VRDO	1.630%	9/7/18	8,815	8,815
Voorhees NJ BAN	2.750%	8/20/19	5,609	5,653
Washington Township NJ Bergen County BAN	2.750%	8/2/19	6,000	6,047
West Milford Township NJ BAN	3.000%	9/21/18	11,473	11,484
Woodbridge Township NJ BAN	2.500%	3/22/19	13,700	13,764
Total Investments (100.0%) (Cost $1,379,160)				1,379,160
Other Assets and Liabilities-Net (0.0%)				(650)
Net Assets (100%)				1,378,510

1 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
August 31, 2018.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2018, the aggregate value of these securities was $192,575,000, representing 14.0% of net assets.

New Jersey Municipal Money Market Fund

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).

New Jersey Municipal Money Market Fund

(19) TPSF (Texas Permanent School Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At August 31, 2018, 100% of the market value of the fund's investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

New Jersey Municipal Money Market Fund

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD NEW JERSEY TAX-FREE FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: October 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW JERSEY TAX-FREE FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: October 19, 2018

VANGUARD NEW JERSEY TAX-FREE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: October 19, 2018

*By: /s/ Anne E. Robinson
Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 see file Number 33-32216, Incorporated by Reference.